Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 4,325,989	$ 3,557,909	$ 1,582,317
Stock-based compensation	326,585	213,181	61,050
Total deferred tax assets	4,652,574	3,771,090	1,643,367
Depreciation and amortization	(83,014)	(70,816)	(61,888)
Total deferred tax liabilities	(83,014)	(70,816)	(61,888)
Valuation allowance	(4,569,560)	(3,700,274)	(1,581,479)
Net deferred tax assets